Summary of Significant Accounting Policies Lessor (Q2) (Details)	Jun. 30, 2019
Inline Tenants | Minimum
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Term of Contract	2 years
Inline Tenants | Maximum
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Term of Contract	10 years
Anchor Tenants | Minimum
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Term of Contract	3 years
Anchor Tenants | Maximum
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Term of Contract	13 years